UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

Investors Cash Trust-Treasury Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 19.2%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.142% *, 5/2/2013	200,000,000	199,904,208
0.177% *, 10/17/2013	34,300,000	34,251,125
U.S. Treasury Notes:
0.25%, 10/31/2013	20,000,000	20,006,346
0.5%, 5/31/2013	75,000,000	75,100,566
0.5%, 10/15/2013	117,500,000	117,771,456
0.5%, 11/15/2013	7,500,000	7,519,872
0.625%, 2/28/2013	25,000,000	25,017,099
1.125%, 6/15/2013	100,000,000	100,409,148
1.375%, 1/15/2013	25,000,000	25,011,169
1.375%, 3/15/2013	60,000,000	60,142,037
2.5%, 3/31/2013	87,250,000	87,746,419
2.875%, 1/31/2013	35,000,000	35,077,404

Total Government & Agency Obligations (Cost $787,956,849)		787,956,849
Repurchase Agreements 76.0%
Barclays Capital, 0.2%, dated 12/31/2012, to be repurchased at $200,002,222 on 1/2/2013 (a)	200,000,000	200,000,000
BNP Paribas, 0.16%, dated 12/31/2012, to be repurchased at $200,001,778 on 1/2/2013 (b)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.17%, dated 12/31/2012, to be repurchased at $467,004,411 on 1/2/2013 (c)	467,000,000	467,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.19%, dated 12/31/2012, to be repurchased at $500,005,278 on 1/2/2013 (d)	500,000,000	500,000,000
HSBC Securities, Inc., 0.15%, dated 12/31/2012, to be repurchased at $505,004,208 on 1/2/2013 (e)	505,000,000	505,000,000
JP Morgan Securities, Inc., 0.18%, dated 12/26/2012, to be repurchased at $200,007,000 on 1/2/2013 (f)	200,000,000	200,000,000
JPMorgan Securities, Inc., 0.18%, dated 12/31/2012, to be repurchased at $197,501,975 on 1/2/2013 (g)	197,500,000	197,500,000
Merrill Lynch & Co., Inc., 0.15%, dated 12/31/2012, to be repurchased at $143,566,254 on 1/2/2013 (h)	143,565,058	143,565,058
RBS Securities, Inc., 0.18%, dated 12/31/2012, to be repurchased at $215,002,150 on 1/2/2013 (i)	215,000,000	215,000,000
The Toronto-Dominion Bank, 0.16%, dated 12/26/2012, to be repurchased at $355,011,044 on 1/2/2013 (j)	355,000,000	355,000,000
The Toronto-Dominion Bank, 0.17%, dated 12/31/2012, to be repurchased at $126,001,190 on 1/2/2013 (k)	126,000,000	126,000,000

Total Repurchase Agreements (Cost $3,109,065,058)		3,109,065,058

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,897,021,907) †	95.2	3,897,021,907
Other Assets and Liabilities, Net	4.8	196,086,400

Net Assets	100.0	4,093,108,307

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $3,897,021,907.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,611,300	U.S. Treasury Bond	3.0	5/15/2042	46,084,863
157,445,500	U.S. Treasury Note	0.375	3/15/2015	157,915,227
Total Collateral Value				204,000,090

(b)	Collateralized by $203,650,000 U.S. Treasury Note, 0.75%, maturing on 12/31/2017 with a value of $204,000,074.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
202,000,000	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2016	223,055,930
249,000,000	U.S. Treasury Note	2.0	4/30/2016	262,839,846
Total Collateral Value				485,895,776

(d)	Collateralized by $499,545,000 U.S. Treasury Notes, with various coupon rates from 0.625-1.75%, with the various maturity dates of 7/31/2015-5/31/2017 with a value of $510,004,095.
(e)	Collateralized by $966,557,034 U.S. Treasury STRIPS, with the various maturity dates of 2/15/2024-2/15/2040 with a value of $515,103,223.
(f)	Collateralized by $221,358,039 U.S. Treasury STRIPS, with the various maturity dates of 2/15/2017-2/15/2024 with a value of $204,002,846.
(g)	Collateralized by $238,425,341 U.S. Treasury STRIPS, with the various maturity dates of 8/15/2016-8/15/2027 with a value of $201,450,567.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,453,700	U.S. Treasury Bill	—	5/23/2013	44,436,808
102,411,300	U.S. Treasury Note	0.5	7/31/2017	102,000,098
Total Collateral Value				146,436,906

(i)	Collateralized by $213,550,800 U.S. Treasury Notes, with various coupon rates from 0.375-4.25%, with the various maturity dates of 7/15/2013-11/15/2013 with a value of $219,303,073.
(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
144,877,600	U.S. Treasury Bonds	3.125-6.875	8/15/2025-11/15/2041	192,182,155
165,411,200	U.S. Treasury Notes	0.125-2.375	6/30/2013-2/28/2017	169,917,919
Total Collateral Value				362,100,074

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
78,546,700	U.S. Treasury Bill	—	11/14/2013	78,448,988
48,840,800	U.S. Treasury Note	1.875	4/30/2014	50,071,077
Total Collateral Value				128,520,065

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(l)	$—	$787,956,849	$—	$787,956,849
Repurchase Agreements	—	3,109,065,058	—	3,109,065,058
Total	$—	$3,897,021,907	$—	$3,897,021,907

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(l)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013